As filed with the Securities and Exchange Commission on January 7, 2000.


                                                  Commission File No. 333-93443
                                                  Commission File No. 811-9743


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No.  1

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No.  1

                             Searay Financial Funds
               (Exact Name of Registrant as Specified in Charter)

           P. O. Box 292707, 321 S. Bromfield Road, Dayton, OH 45429 (Address of Principal Executive Offices-Zip Code)

Registrant's Telephone Number, including Area Code:  (937) 299-1727


    Cameron M. Bernadsky, Vice President - The Sturgeon Financial Group, Ltd.
            P. O. Box 292707, 321 S. Bromfield Road, Dayton, OH 45429
                     (Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

 ----
/ XX /    as soon as practicable after the effective date of this registration
 ----     statement.


     Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

                                EXPLANATORY NOTE

     This Pre-Effective Amendment No. 1 (the "Amendment") to the Registrant's Registration Statement on Form N-1A is being filed in order to include a delaying amendment, which was inadvertantly ommitted from the Registrant's Registration Statement filed on December 22, 1999. The Amendment does not otherwise affect Part A, Part B, Part C, or the accompanying exhibits of the Registrant's Registration Statement filed on December 22, 1999, which is incorporated herein by reference.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Dayton, and the State of Ohio on the 4th day of January 2000.

                                    SEARAY FINANCIAL FUNDS

                                    BY:  /s/ Richard W. Bradford
                                        ------------------------------
                                        Richard W. Bradford

     Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                            Title                          Date
---------                            -----                          ----



/s/ George Doumanis          President and Trustee             January 4, 2000
-------------------------
George Doumanis



/s/ Richard W. Bradford      Secretary/Treasurer and Trustee   January 4, 2000
-------------------------
Richard W. Bradford



/s/ Cameron M. Bernadsky     Vice President and Trustee        January 4, 2000
-------------------------    (Principal Financial Officer
Cameron M. Bernadsky         and Principal Accounting Officer)